Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

3. Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

	2014	2013
	(In thousands)
Land	$17,334	$14,437
Buildings and improvements	64,776	58,974
Machinery and equipment	113,609	100,109
Furniture and fixtures	18,936	17,734
Construction in progress	13,341	4,978
Property, plant and equipment	227,996	196,232
Less: accumulated depreciation	152,317	146,840
Property, plant and equipment, net	$75,679	$49,392

Depreciation expense was $8.5 million, $8.9 million and $10.7 million, of which $2.5 million, $2.4 million and $3.1 million was included in cost of sales, in 2014, 2013, and 2012, respectively.